Income taxes - Reconciliation of Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Federal rate	21.00%	21.00%	21.00%
State and local income taxes, net of federal income tax benefit	1.80%	2.30%	1.80%
Foreign operations	2.10%	0.80%	1.50%
Tax credits	(6.10%)	(4.60%)	(4.10%)
Tax-exempt income	(1.00%)	(1.00%)	(1.00%)
Federal Deposit Insurance Corporation (“FDIC”) assessment	0.40%	0.30%	0.30%
Stock compensation	(0.60%)	(0.10%)	0.00%
Goodwill impairment	3.90%	0.00%	0.00%
Divestiture of stock in subsidiary	1.00%	0.00%	0.00%
Other – net	0.60%	0.20%	(0.70%)
Effective tax rate	23.10%	18.90%	18.80%